Activities of the Company and significant events - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands																		3 Months Ended	12 Months Ended
	Dec. 14, 2023 $ / shares	Nov. 13, 2023	Nov. 07, 2023 MXN ($)	Oct. 12, 2023 $ / shares	Sep. 03, 2023 USD ($)	Jul. 13, 2023 $ / shares	May 18, 2023 $ / shares	Apr. 13, 2023 MXN ($) $ / shares shares	Mar. 27, 2023 MXN ($)	Jan. 10, 2023 MXN ($)	Nov. 17, 2022 $ / shares	May 16, 2022 $ / shares	Apr. 22, 2022 MXN ($) $ / shares shares	Mar. 17, 2022 MXN ($)	Apr. 27, 2021 shares	Oct. 10, 2018 USD ($)	Sep. 30, 2015	Mar. 31, 2023	Dec. 31, 2023 MXN ($) Facility	Dec. 31, 2021 MXN ($)	Sep. 27, 2023 MXN ($)	Jun. 22, 2023 MXN ($)	Jun. 22, 2023 USD ($)	Mar. 27, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Sep. 14, 2021 MXN ($)	Sep. 01, 2020 USD ($)	Jul. 01, 2020 MXN ($)	Apr. 20, 2015 USD ($)	Feb. 24, 2006
Disclosure of detailed information about service concession arrangements [Line Items]
Number of facility | Facility																			12
Description of the agreement																			In June 1998, the subsidiaries of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. were granted concessions by the Ministry of Infrastructure, Communications and Transportation (SICT) (formerly called Ministry of Communications and Transportation) to manage, operate and develop each of the Pacific Group’s 12 airports and benefit from the use of the airport facilities, for a 50-year term beginning November 1, 1998 (The Concession or Concessions). The cost of the concessions, which totaled Ps.15,938,359, was determined by the Mexican Government in August 1999, based upon the price paid by Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (AMP, the strategic shareholder of the Company) for its interests in GAP.
Cost of the concessions																			$ 15,938,359
Description on concessions agreement term																			On August 20, 1999, GAP entered into a Liabilities Assumption Agreement with each of its subsidiaries, whereby it assumed the liabilities incurred by each subsidiary derived from obtaining the concession. Such liabilities were capitalized by GAP as equity in favor of the Mexican Government on the same date.
Concession agreement term																			The term of the concession is 50 years as of November 1, 1998 and may be extended by the SICT on one or more occasions for up to 50 additional years under certain circumstances.
Description of the agreement																			Beginning on November 1, 1998, the Company is required to pay an annual tax to the Mexican Government, through the SICT, for use of the public property, equivalent to 5% of each concessionaire’s annual gross revenues, according to the concession terms and the Mexican Federal Duties Law. As of January 1, 2024, this percentage increases to 9% in accordance with the decree issued by the Federal Government and notified to the Company on November 13, 2023.
Percentage of tax to be paid		9.00%																	5.00%
Percentage of common stock voting																														85.00%
Participation percentage in stock exchanges																														100.00%
Concession agreement period																			10 years
Cancellation of repurchase of shares, shares | shares								7,024,113					13,273,970		35,424,453
Long-term debt securities																						$ 6,020	$ 602,000
Unsecured loan					$ 30,000				$ 5,400,000	$ 1,000,000											$ 40,000						$ 60,000
Maturity period			12 months		5 years					18 months
Description of derivative instruments variable interest rate basis					with a monthly interest rate of SOFR plus 310 basis points and payment of 10% of the principal in month 54, 90% at maturity
Debt securities,basis points					310.00%				22.00%												25.00%			22.00%
Debt Securities Maturity Date									Mar. 23, 2026
Debt instruments issued																			$ 31,255,588	$ 22,500,000					$ 26,457,588
Reserve for repurchase of shares								$ 2,500,000					$ 2,500,000						2,500,000	$ 5,531,292					2,499,473	$ 2,000,000
Dividend payment per share | $ / shares	$ 3.71			$ 3.71		$ 3.71	$ 3.71	$ 14.84			$ 7.2	$ 7.2	$ 14.4
Canceled Reserve for repurchase of shares								$ 499,486					$ 2,031,782															$ 1,550,000
Variable Rate of TIIE-28 plus 18 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan									$ 1,120,000
Variable Rate Of T I I E Plus38 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan			$ 1,500,000
Debt securities,basis points			38.00%
Description of derivative instruments fixed interest basis			variable interest rate 28 days TIIE plus 38 basis points, the payment of the principal will be at maturity
Interest Every 182 Days At A Fixed Annual Rate Of 9.67 [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Debt Securities Maturity Date									Mar. 18, 2030
Variable Rate of TIIE-28 Plus 22 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Long-term debt securities																								$ 54,000
Variable Rate of TIIE-28 Plus 30 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Debt securities,basis points										30.00%
Unsecured Debt GAP-17 [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Debt instruments issued									$ 602,000
Unsecured Debt GAP-22-2 [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Maturity period														10 years
Fixed annual interest rate														9.67%
Debt instruments issued														$ 3,000,000					3,000,000						$ 3,000,000
Unsecured Debt GAP-22-2 [Member] | Interest Every 182 Days At A Fixed Annual Rate Of 9.67 [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan									$ 4,280,000
Description of derivative instruments fixed interest basis																		will pay interest every 182 days at a fixed annual rate of 9.65%, with payment of the principal on March 18, 2030
Unsecured Debt GAP-22-2 [Member] | Interest Every 182 Days At A Fixed Annual Rate Of 9.67 [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Fixed annual interest rate									9.65%															9.65%
NMIA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement period																25 years
Concession agreement possible extension period																5 years
Concession agreement latest commence date																Oct. 10, 2019
Concession agreement payable during the following 12 months																$ 7,100
NMIA [Member] | IFC [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement payable during the following 12 months																2,100
NMIA [Member] | AAJ [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement payable during the following 12 months																$ 5,000
Percentage of total aeronautical and commercial revenues obliged to pay as concession right																62.01%
SCL Terminal Aereo Santiago [Member] | Spain [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Percentage of stake by the company																	14.77%
Abertis [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Ownership percentage																													100.00%
Transaction cost																													$ 192,000
MBJA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement term																				MBJA holds the concession to operate, maintain and utilize the airport for a period of 30 years, beginning April 12, 2003.
Percentage of stake by the company																				74.50%
Percentage of stake by non controlling owners																				25.50%
Mexican concessions [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Cost of the concessions																			$ 15,938,359
Percentage of tax to be paid																			5.00%